Mortgage Loans Payable (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule Of Outstanding Mortgage Loans Payable Secured By Properties [Table Text Block]	At December 31, 2015, the Account had outstanding mortgage loans payable secured by the following properties (in millions):

Property	Interest Rate and Payment Frequency(2)	Principal Amounts Outstanding as of December 31,		Maturity
		2015	2014
99 High Street(4)	5.52% paid monthly	$—	$185.0	November 11, 2015
Lincoln Centre(10)	5.51% paid monthly	—	153.0	February 1, 2016
Charleston Plaza(1)(5)	5.60% paid monthly	34.7	35.5	September 11, 2016
The Legend at Kierland(5)(6)	4.97% paid monthly	21.8	21.8	August 1, 2017
The Tradition at Kierland(5)(6)	4.97% paid monthly	25.8	25.8	August 1, 2017
Mass Court(5)	2.88% paid monthly	92.6	92.6	September 1, 2019
Red Canyon at Palomino Park(5)(7)	5.34% paid monthly	27.1	27.1	August 1, 2020
Green River at Palomino Park(5)(7)	5.34% paid monthly	33.2	33.2	August 1, 2020
Blue Ridge at Palomino Park(5)(7)	5.34% paid monthly	33.4	33.4	August 1, 2020
Ashford Meadows(5)	5.17% paid monthly	44.6	44.6	August 1, 2020
The Corner(5)	4.66% paid monthly	105.0	105.0	June 1, 2021
The Palatine(5)	4.25% paid monthly	80.0	80.0	January 10, 2022
The Forum at Carlsbad(5)	4.25% paid monthly	90.0	90.0	March 1, 2022
The Colorado(5)	3.69% paid monthly	91.7	91.7	November 1, 2022
The Legacy at Westwood(5)	3.69% paid monthly	46.7	46.7	November 1, 2022
Regents Court(5)	3.69% paid monthly	39.6	39.6	November 1, 2022
The Caruth(5)	3.69% paid monthly	45.0	45.0	November 1, 2022
Fourth & Madison(5)	3.75% paid monthly	200.0	200.0	June 1, 2023
1001 Pennsylvania Avenue	3.70% paid monthly	330.0	330.0	June 1, 2023
50 Fremont Street(5)(9)	3.75% paid monthly	—	200.0	June 1, 2023
1401 H Street NW(5)	3.65% paid monthly	115.0	115.0	November 5, 2024
780 Third Avenue(5)	3.55% paid monthly	150.0	150.0	August 1, 2025
780 Third Avenue(5)	3.55% paid monthly	20.0	20.0	August 1, 2025
55 Second Street(5)(8)	3.74% paid monthly	137.5	137.5	October 1, 2026
Publix at Weston Commons(5)(11)	5.08% paid monthly	—	35.0	January 1, 2036

Total Principal Outstanding		$1,763.7	$2,337.5
Fair Value Adjustment(3)		30.7	36.3

Total mortgage loans payable		$1,794.4	$2,373.8

(1)	The mortgage is adjusted monthly for principal payments.

(2)	Interest rates are fixed, unless stated otherwise.

(3)

The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1—Organization and Significant Accounting Policies.

(4)	Mortgage loan was paid off on May 11, 2015.

(5)

These properties are each owned by separate wholly owned subsidiaries of TIAA for benefit of the Account. The assets and credit of each of these borrowings entities are not available to satisfy the debts and other obligations of the Account or any other entity or person other than such borrowing entity.

(6)	Represents mortgage loans on these individual properties which are held within the Kierland Apartment portfolio.

(7)	Represents mortgage loans on these individual properties which are held within the Palomino Park portfolio.

(8)	This mortgage includes of three individual loans, all with equal recourse, interest and maturity. The principal balances by loan are $79.0 million, $45.0 million, and $13.5 million.

(9)	This property was sold on February 12, 2015.

(10)	Mortgage loan was paid off on August 5, 2015.

(11)	Mortgage loan was paid off on October 1, 2015.

Schedule of Maturities of Long-term Debt [Table Text Block]	Principal payment schedule on mortgage loans payable as of December 31, 2015 was as follows (in millions):

Amount
2016	$34.7
2017	50.8
2018	13.8
2019	107.4
2020	156.2
Thereafter	1,400.8

Total maturities	$1,763.7